INCOME TAXES - Net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Line Items]
Total deferred tax assets	$ 3,263,705	$ 6,544,675
Less: Valuation allowance	(3,263,705)	(6,544,675)
PRC
Income Tax Disclosure [Line Items]
Provision for loan loss	2,395,294	5,539,854
Net operating loss carry forwards	642,772	$ 1,004,821
U.S.
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	$ 225,639